John Hancock Funds

                           Pacific
                            Basin
                           Equities
                            Fund

                       ANNUAL REPORT

                      October 31, 1996



TRUSTEES

EDWARD J. BOUDREAU, JR.
DENNIS S. ARONOWITZ*
RICHARD P. CHAPMAN, JR.*
WILLIAM J. COSGROVE*
DOUGLAS M. COSTLE*
LELAND O. ERDAHL*
RICHARD A. FARRELL*
GAIL D. FOSLER*
WILLIAM F. GLAVIN*
ANNE C. HODSDON
DR. JOHN A. MOORE*
PATTI MCGILL PETERSON*
JOHN W. PRATT*
RICHARD S. SCIPIONE
EDWARD J. SPELLMAN*

*Members of the Audit Committee

OFFICERS

EDWARD J. BOUDREAU, JR.
Chairman and Chief Executive Officer
ROBERT G. FREEDMAN
Vice Chairman and
Chief Investment Officer
ANNE C. HODSDON
President
JAMES B. LITTLE
Senior Vice President and
Chief Financial Officer
SUSAN S. NEWTON
Vice President and Secretary
JAMES J. STOKOWSKI
Vice President and Treasurer
THOMAS H. CONNORS
Second Vice President and Compliance Officer

CUSTODIAN

STATE STREET BANK & TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TRANSFER AGENT

JOHN HANCOCK INVESTOR SERVICES CORPORATION
P.O. BOX 9116
BOSTON, MASSACHUSETTS 02205-9116

INVESTMENT ADVISER

JOHN HANCOCK ADVISERS, INC.
101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603

PRINCIPAL DISTRIBUTOR

JOHN HANCOCK FUNDS, INC.
101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603

LEGAL COUNSEL

HALE AND DORR
60 STATE STREET
BOSTON, MASSACHUSETTS 02109

INDEPENDENT AUDITORS

PRICE WATERHOUSE LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to first paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Most analysts agree that the Social Security system will run out of money by the year 2030 unless Congress makes some changes. Although it seems a long way off, the issue is serious enough that at least one group has already studied the problem, and experts and politicians alike have weighed in with a slew of prescriptions. Legislative action could be in the offing in 1997.

The problem stems from demographic and societal changes. The number of retirees collecting Social Security is growing rapidly, while the number of workers supporting the system is shrinking. Consider this: in 1950, there were 16 workers paying into the Social Security system for each retiree collecting benefits. Today, there are three workers for each retiree and by 2019 there will be two. Starting then, the Social Security Administration estimates that the amount paid out in Social Security benefits will start to be greater than the amount collected in Social Security taxes. Compounding the issue is the fact that people are retiring earlier and living longer.

The state of the system has already left many people, especially younger and middle-aged workers, feeling insecure about Social Security. A recent survey by the Employee Benefits Research Institute (EBRI) found that 79% of current workers polled had little confidence in the ability of Social Security to maintain the same level of benefits as those received by today's retirees. Instead, they said they expect to use their own savings or employer-sponsored pensions for their retirement. Yet, remarkably, another EBRI survey revealed that only slightly more than half of America's current workers are saving money for retirement. Fewer than half own IRAs or participate in employer-sponsored pension or savings plans.

No matter how Social Security's problems get solved, one thing is clear. Americans need to rely on themselves for accumulating the bulk of their retirement savings. There's no law that says you should have to reduce your standard of living once you stop working. So we encourage you to save all that you can now, so you can live the way you'd like to later.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY MARIAN LI, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin Equities Fund

Pacific market performance varies widely


Recently, the Fund's fiscal year end changed from August to October. What follows is a discussion of the Fund's performance for the 12 months ended October 31, 1996.

During the first six months of the Fund's fiscal year, Asian markets provided investors with some of their best returns in several years. But as the period progressed, there were setbacks in some Asian markets. A sharp drop in the yen hurt U.S. dollar-based investors in Japan, and in the smaller Southeast Asian countries, economies slumped. The upshot was a result that was somewhat disappointing. Across the region results varied widely, from a strong 31% gain in Hong Kong, to a tough 28% drop in Thailand. For the year ended October 31, 1996, John Hancock Pacific Basin Equities Fund posted total returns for its Class A and Class B shares of 3.51% and 2.75% respectively at net asset value, compared to 5.10% for the average Pacific region fund, according to Lipper Analytical Services.1 Please see pages six and seven for longer-term performance information.


"A sharp
drop in the
yen hurt
U.S.-dollar
based
investors
in Japan..."

A 2" x 2" photo of Marian Li at bottom center. Caption reads: "Marian
Li."

Performance and strategy review

We attribute the Fund's relative underperformance to several factors, most significantly its investments in Japan, which felt the effects of a 10% drop in the yen against the U.S. dollar in the second half of the period. What's more, our decision to focus more on Southeast Asia and some of the smaller Asian countries like Korea, rather than on Australia, was also a contributing factor. While Singapore, Malaysia, Thailand and Korea suffered through a longer-than-expected economic slump caused in part by falling semiconductor prices, the Australian market and its currency gained ground. But we believe this may be a short-term phenomenon. Long term, we still believe the potential for growth and market advances is greater among the Southeast Asian nations. And finally, while our 21% stake in Hong Kong helped to partially offset these drags, some of our peers may have taken an even more aggressive position in the country. That leads us to a final point. Because the Fund is well diversified within the Asian and Pacific region, with positions in some smaller countries such as Taiwan and Korea, we are taking an active approach to managing risk. The flip side is that when individual countries deliver stand-out performances, we stand to lose some ground compared to funds that have larger positions in fewer countries. In the sections that follow, we'll take a closer look at various countries where the Fund had significant holdings.

A pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into eleven sections. Going from top left to right: Other 1%; Australia/New Zealand 9%; Hong Kong 21%; Japan 27%; South Korea 4%; Malaysia 13%; Indonesia 2%; Philippines 3%;
Singapore 10%; Taiwan 3%; Thailand 7%. A footnote states: "As a percentage of net assets on October 31, 1996."

Japan

The Japanese economy has finally begun to awaken from its several years of economic slumber, although some concerns that have given the market pause remain in place. They include uncertainties about government policies and spending, and fears that the strong economic growth earlier in the year would cause interest rates to rise, which they haven't yet. But overall, trends in Japan continue to favor a gradually improving economy. Exports in Japan have continued to rise as the yen has weakened, contributing to higher corporate profits, especially recently among auto companies, including Toyota Motor Corp. During the period, we shifted our emphasis first away from basic materials, which were burdened by excess inventories, toward manufacturers, many of them large exporters such as Sony and Mitsubishi Heavy Industries. More recently, we have moved toward domestic sectors, focusing on companies that will benefit from the next stages of Japan's growth. They include real estate company Mitsubishi Estate, computer networking company NTT Data Corp. and telecommunications giant Sumitomo Electric Industries, the largest producer of optic fiber cable in a country currently building its information infrastructure. We're also taking a closer look at the industrial electronics sector, now that the bad news is priced into semiconductor stocks. Our favorite is Toshiba. The Fund's stake in Japan was 27% of net assets by the end of October.


Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is Toyota followed by an up arrow and the phrase "Weak yen, new models boost car sales and exports." The second listing is HSBC Holdings followed by an up arrow and the phrase "Hong Kong bank delivers strong earnings." The third listing is Italian-Thai Development Public Co. followed by a down arrow and the phrase "Slow economy stumps Thai builder." Footnote below reads: "See Schedule of Investments.
Investment holdings are subject to change."


"Overall,
trends
in Japan
continue to
favor a
gradually
improving
economy."

Hong Kong

As Hong Kong awaits its transfer to China next summer, there's been a significant influx of Chinese investment capital, much of it into real estate, which has benefited developers such as Cheung Kong Holdings. Chinese investment capital also helped the performance of HSBC Holdings, Hong Kong's largest bank and the Fund's largest Hong Kong holding. We've also had success investing in companies that do most of their business in China, including Guangdong Investments, a large conglomerate, and Guangnan Holdings, a food retailer. Hutchison Whampoa is another conglomerate, and one of the Fund's top holdings, that has good exposure to China.


Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1996." The chart is scaled in increments of 3% from bottom to top, with 6% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 3.51% total return for the John Hancock Pacific Basin Fund: Class A. The second represents the 2.75% total return for John Hancock Pacific Basin Fund: Class B. The third represents the 5.10% total return for the average Pacific region fund. A footnote below reads: "Total returns for John Hancock Pacific Basin Fund are at net asset value with all distributions reinvested. The average Pacific region fund is tracked by Lipper Analytical Services. (1) See following two pages for historical performance information."

Singapore/Malaysia/Thailand

Together, Singapore, Malaysia and Thailand accounted for about one third of the Fund's net assets during the period. In Singapore, local manufacturers suffered during the period from excess inventories of one of the country's main exports, computer hard drives, although recently the trend appears to be reversing. There, our largest holding is Oversea-Chinese Banking Corp., Singapore's bluest chip and a bellwether of the country's economy. Thailand was our biggest disappointment, as investors' expectations of a pickup in exports have yet to be realized, and the market was dogged by political uncertainty. Our largest holding remains Bangkok Bank and our biggest disappointment was construction company Italian-Thai Development. But we're sticking with our holdings because we believe we're close to the bottom of the cycle. In Malaysia our focus is diversified across construction, infrastructure and energy stocks, with our largest holdings in United Engineers, Malayan Banking and Sime Darby, a large conglomerate.

Australia/New Zealand

Australia and New Zealand accounted for about 9% of the Fund's net assets. Our one New Zealand holding is Telecom Corp. of New Zealand, the country's largest stock and a strong performer. In Australia, our largest holding, National Australia Bank, also did well in anticipation of falling interest rates, a slow-growing economy and benign inflation.

A strong
U.S. economy
could help
Asian
exporters.

Outlook

As we have said before, Pacific Basin funds are best suited for investors who are looking to diversify a portfolio of domestic investments, and who understand that international funds carry risks that may make them more volatile than domestic funds. Having said that, we remain optimistic about the chances for a strong turnaround in the Pacific region in 1997. On a relative basis, the Asian markets of Japan and Southeast Asia appear to be emerging from their down cycles at a time when U.S. corporate earnings which have been growing at such breakneck speed for several years now, could begin to slow down. And if the U.S. economy strengthens even slightly, that could be a boost to the fortunes of Asian exporters responding to heightened U.S. demand for imports.

--------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks, including currency and political risks and differences in accounting standards and financial reporting.

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

CUMULATIVE TOTAL RETURNS

For the period ended September 30, 1996
                                        ONE       FIVE    LIFE OF
                                       YEAR      YEARS       FUND
                                    ---------  --------   -------
John Hancock Pacific Basin
Equities Fund: Class A                0.73%     65.48%    87.90%(1)
John Hancock Pacific Basin
Equities Fund: Class B                0.24%       N/A     (0.69%)(2)


AVERAGE ANNUAL TOTAL RETURNS

For the period ended September 30, 1996
                                        ONE       FIVE    LIFE OF
                                       YEAR      YEARS       FUND
                                    ---------  --------   -------
John Hancock Pacific Basin
Equities Fund: Class A                 0.73%     10.60%    7.21%(1)
John Hancock Pacific Basin
Equities Fund: Class B                 0.24%       N/A    (0.27%)(2)

Notes to Performance

(1) Class A shares commenced on September 8, 1987.

(2) Class B shares commenced on March 7, 1994.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Pacific Basin Equities Fund would be worth on October 31, 1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International Pacific Index -- an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand, and Singapore/Malaysia.

Pacific Basin Equities Fund
Class A shares

Line chart with the heading Pacific Basin Equities Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Pacific Basin Equities Fund, before sales charge, and is equal to $18,910 as of October 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Pacific Basin Equities Fund, after sales charge, on September 8, 1987, and is equal to $17,958 as of October 31, 1996. The third line represents the Morgan Stanley Capital International Pacific Index and is equal to $11,322 as of October 31, 1996.


Pacific Basin Equities Fund
Class B shares

Line chart with the heading Pacific Basin Equities Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Pacific Basin Equities Fund, before sales charge, and is equal to $9,770 as of October 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Morgan Stanley Capital International Pacific Index on March 7, 1994, and is equal to $9,582 as of October 31, 1996. The third line represents the value of the Pacific Basin Equities Fund, after sales charge, and is equal to $9,479 as of October 31, 1996.



FINANCIAL STATEMENTS

John Hancock Funds - Pacific Basin Equities Fund



Statement of Assets and Liabilities
October 31, 1996
-----------------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $66,803,182)                                          $  68,739,668
Foreign currency, at value (cost - $1,864,104)                                  1,865,399
Receivable for shares sold                                                         14,900
Receivable for investments sold                                                   951,689
Dividends receivable                                                              105,951
Other Assets                                                                        2,096
                                                                            -------------
Total Assets                                                                   71,679,703
-----------------------------------------------------------------------------------------
Liabilities:
Due to custodian                                                                  846,113
Payable for shares repurchases                                                    614,485
Payable for investments purchased                                               1,113,055
Foreign taxes payable                                                              44,329
Payable to John Hancock Advisers, Inc. and affiliates - Note B                    132,044
Accounts payable and accrued expenses                                              88,600
                                                                            -------------
Total Liabilities                                                               2,838,626
-----------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                             $  66,443,900
Accumulated net realized gain on investments
and foreign currency transactions                                                 505,795
Net unrealized appreciation of investments
and foreign currency transactions                                               1,901,801
Accumulated net investment loss                                            (       10,419)
                                                                            -------------
Net Assets                                                                  $  68,841,077
=========================================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
interest outstanding - unlimited number of shares authorized with no par value, respectively)
Class A - $38,693,699/2,674,569                                              $      14.47
=========================================================================================
Class B - $30,147,378/2,123,367                                              $      14.20
=========================================================================================
Maximum Offering Price Per Share *
Class A - ($14.47 x 105.26%)                                                 $      15.23
=========================================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
------------------------------------------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                                                                       SEPTEMBER 1, 1996
                                                                  YEAR ENDED              TO OCTOBER 31,
                                                               AUGUST 31, 1996                1996 (1)
                                                          ------------------------   ------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $98,605
and $43,805, respectively)                                      $ 1,099,280               $    165,104
Interest                                                            122,834                      5,783
                                                                -----------               ------------
                                                                  1,222,114                    170,887
                                                                -----------               ------------
Expenses:
Investment management fee -- Note B                                 542,565                     99,055
Distribution/service fee -- Note B
Class A                                                             125,170                     21,015
Class B                                                             260,971                     53,770
Transfer agent fee --  Note B                                       264,695                     59,728
Custodian fee                                                       170,793                     30,000
Registration and filing fees                                         64,657                     10,493
Auditing fee                                                         31,500                     21,172
Printing                                                             30,583                     11,990
Financial services fee -- Note B                                      9,488                      2,322
Trustees' fees                                                        5,337                         29
Miscellaneous                                                         3,064                        348
Legal fees                                                               --                        812
                                                                -----------               ------------
Total Expenses                                                    1,508,823                    310,734
                                                                -----------               ------------
Net Investment Loss                                            (    286,709)              (    139,847)
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                               851,139                    583,578
Net realized loss on foreign currency transactions             (    366,268)              (     98,510)
Change in net unrealized appreciation/depreciation
of investments                                                    1,932,317               (  1,725,171)
Change in net unrealized appreciation/depreciation
of foreign currency transactions                                     47,009                    141,470
                                                                -----------               ------------
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions                                 2,464,197               (  1,098,633)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                                 $ 2,177,488               ($ 1,238,480)
======================================================================================================

(1) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED AUGUST 31,                PERIOD FROM
                                                       --------------------------------         SEPTEMBER 1, 1996
                                                              1995             1996          TO OCTOBER 31, 1996 (1)
                                                       ----------------- ---------------  ----------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                    ($     26,724)     ($    286,709)        ($    139,847)
Net realized gain (loss) on investments sold
and foreign currency transactions                      (     808,993)           484,871               485,068
Change in net unrealized appreciation/depreciation
of investments and foreign currency transactions       (   3,796,418)         1,979,326         (   1,583,701)
                                                        ------------       ------------          ------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                              (   4,632,135)         2,177,488         (   1,238,480)
                                                        ------------       ------------          ------------
Distributions to shareholders:
Distributions from net realized gain on investments
sold and foreign currency transactions
Class A -- ($0.5482, none and none
per share, respectively)                               (   1,615,390)                --                    --
Class B -- ($0.5482, none and none
per share, respectively)                                    (485,450)                --                    --
                                                        ------------       ------------          ------------
Total Distributions to Shareholders                    (   2,100,840)                --                    --
                                                        ------------       ------------          ------------
From Fund Share Transactions -- Net*                   (   1,223,114)        20,330,528        (    4,213,348)
                                                        ------------       ------------          ------------
Net Assets:
Beginning of period                                       59,740,978         51,784,889            74,292,905
                                                        ------------       ------------          ------------
End of period (including accumulated net
investment loss of none, $188,377 and
$10,419, respectively)                                  $ 51,784,889       $ 74,292,905          $ 68,841,077
                                                        ============       ============          ============

* Analysis of Fund Share Transactions:



                                                       YEAR ENDED AUGUST 31,                               PERIOD FROM
                                           ---------------------------------------------------          SEPTEMBER 1, 1996
                                                      1995                        1996                 TO OCTOBER 31, 1996 (1)
                                           --------------------------   ------------------------  ---------------------------
                                               SHARES        AMOUNT      SHARES          AMOUNT       SHARES           AMOUNT
                                           ------------    ----------   ---------      ---------    ----------       ---------
CLASS A
Shares sold                                   1,831,046   $25,781,273    5,439,721    $80,924,479     1,081,326   $16,035,337
Shares issued to shareholders in
reinvestment of distributions                   112,000     1,558,965           --             --            --            --
                                              ---------   -----------    ---------    -----------     ---------   -----------
                                              1,943,046    27,340,238    5,439,721     80,924,479     1,081,326    16,035,337
Less shares repurchased                      (2,455,590) ( 34,756,404)  (5,246,580)  ( 78,427,912)   (1,251,853)  (18,610,457)
                                              ---------   -----------    ---------    -----------     ---------   -----------
Net increase (decrease)                      (  512,544) ($ 7,416,166)     193,141    $ 2,496,567    (  170,527) ($ 2,575,120)
                                              =========   ===========    =========    ===========     =========   ===========
CLASS B
Shares sold                                   1,880,511   $26,138,987    3,821,397    $56,351,704       454,392   $ 6,590,658
Shares issued to shareholders in
reinvestment of distributions                    31,341       434,079           --             --            --            --
                                              ---------   -----------    ---------    -----------     ---------   -----------
                                              1,911,852    26,573,066    3,821,397    $56,351,704       454,392   $ 6,590,658
Less shares repurchased                      (1,481,266) ( 20,380,014)  (2,618,144)  ( 38,517,743)   (  563,407)   (8,228,886)
                                              ---------   -----------    ---------    -----------     ---------   -----------
Net increase (decrease)                         430,586   $ 6,193,052    1,203,253    $17,833,961    (  109,015) ($ 1,638,228)
                                              =========   ===========    =========    ===========     =========   ===========

(1) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED AUGUST 31,                            PERIOD FROM
                                          -----------------------------------------------------------    SEPTEMBER 1, 1996
                                            1992(1)       1993       1994        1995          1996     TO OCTOBER 31, 1996 (10)
                                           -------     -------     --------      -------      -------  -----------------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period      $  9.05      $  8.87     $  13.27      $ 15.88       $ 14.11        $14.74
                                          -------      -------     --------      -------       -------        ------
Net Investment Income (Loss)(2)          (   0.07)    (   0.11)   (    0.10)        0.02(3)   (   0.02)     (   0.02)
Net Realized and Unrealized Gain
(Loss) on Investments and Foreign
Currency Transactions                    (   0.11)        4.51         3.12     (   1.24)         0.65      (   0.25)
                                          -------      -------     --------      -------       -------        ------
Total from Investment Operations         (   0.18)        4.40         3.02     (   1.22)         0.63      (   0.27)
                                          -------      -------     --------      -------       -------        ------
Less Distributions:
Dividends from Net Realized Gain
on Investments Sold and Foreign
Currency Transactions                          --           --    (    0.41)    (   0.55)           --            --
                                          -------      -------     --------      -------       -------        ------
Total Distributions                            --           --    (    0.41)    (   0.55)           --            --
                                          -------      -------     --------      -------       -------        ------
Net Asset Value, End of Period            $  8.87      $ 13.27     $  15.88      $ 14.11       $ 14.74        $14.47
                                          =======      =======     ========      =======       =======        ======
Total Investment Return
at Net Asset Value (4)                   (   1.99%)      49.61%       22.82%     (  7.65%)        4.47%      (  1.83%)(5)
Total Adjusted Investment Return
at Net Asset Value (4)(6)                (   5.57%)      48.31%          --           --            --            --

Ratios and Supplemental Data
Net Assets, End of Period
(000's omitted)                           $ 3,222      $14,568     $ 50,261      $37,417       $41,951       $38,694
Ratio of Expenses to Average
Net Assets                                   2.73%        2.94%        2.43%        2.05%         1.97%         2.21%(7)
Ratio of Adjusted Expenses
to Average Net Assets (8)                    6.31%        4.24%          --           --            --            --
Ratio of Net Investment Income (Loss)
to Average Net Assets                      ( 0.82%)     ( 0.98%)    (  0.66%)       0.13%(3)   (  0.15%)    (   0.83)(7)
Ratio of Adjusted Net Investment Loss
to Average Net Assets (8)                  ( 4.40%)     ( 2.28%)         --           --            --            --
Portfolio Turnover Rate                       179%         171%          68%          48%           73%           15%
Expense Reimbursement Per Share           $  0.31      $  0.14           --           --            --            --
Average Brokerage Commission Rate (9)         N/A          N/A          N/A          N/A       $0.0183       $0.0221

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Financial Highlights (continued)
---------------------------------------------------------------------------------------------------------
                                               PERIOD                                      PERIOD FROM
                                               ENDED         YEAR ENDED AUGUST 31,      SEPTEMBER 1, 1996
                                              AUGUST 31,  --------------------------     TO OCTOBER 31,
                                               1994(1)       1995             1996          1996(10)
                                             ----------    ---------       ---------      ----------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period          $ 15.11       $ 15.84         $  13.96       $  14.49
                                              -------       -------         --------       --------
Net Investment Income (2)                    (   0.09)     (   0.09)       (    0.13)     (    0.04)
Net Realized and Unrealized Loss
on Investments and Foreign
Currency Transactions                            0.82      (   1.24)            0.66      (    0.25)
                                              -------       -------         --------       --------
Total from Investment Operations                 0.73      (   1.33)            0.53      (    0.29)
                                              -------       -------         --------       --------
Less Distributions:
Dividends from Net Realized Gain
on Investments Sold and Foreign
Currency Transactions                              --      (   0.55)              --             --
                                              -------       -------         --------       --------
Total Distributions                                --      (   0.55)              --             --
                                              -------       -------         --------       --------
Net Asset Value, End of Period                $ 15.84       $ 13.96         $  14.49       $  14.20
                                              =======       =======         ========       ========
Total Investment Return
at Net Asset Value (4)                           4.83%(5)   (  8.38%)           3.80%      (   2.00%)(5)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)     $ 9,480       $14,368         $ 32,342       $ 30,147
Ratio of Expenses to Average Net Assets          3.00%(7)      2.77%            2.64%          2.90%(7)
Ratio of Net Investment Loss
to Average Net Assets                         (  1.40%)(7)  (  0.66%)       (   0.86%)     (   1.52%)(7)
Portfolio Turnover Rate                            68%           48%              73%            15%
Average Brokerage Commission Rate (9)             N/A           N/A         $ 0.0183       $ 0.0221

(1)  Class B shares commenced operations on March 7, 1994.

(2)  Based on average of shares outstanding at the end of each month.

(3)  May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

(4)  Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)  Not annualized.

(6)  An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)  Annualized.

(8)  Unreimbursed, without fee reduction.

(9)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(10) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

See notes to financial statements.





Schedule of Investments
October 31, 1996
--------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Pacific Basin
Equities Fund on October 31, 1996. It is comprised of common stocks which are further broken down by country.

                                                NUMBER OF              MARKET
ISSUER, DESCRIPTION                              SHARES                VALUE
-------------------                           ------------        ------------
COMMON STOCKS
Australia (6.72%)
Broken Hill Proprietary Co., Ltd.
(Diversified Operations)                         55,000           $   730,224
Hoyts Cinemas Group. (Leisure)*                 203,200               465,479
Lihir Gold Ltd. (Metal)*                        320,000               573,240
National Australia Bank Ltd.
(Banks -- Foreign)                              110,000             1,207,594
WMC Ltd. (Metal)                                150,000               942,850
Woodside Petroleum Ltd. (Oil & Gas)             100,000               705,453
                                                                  -----------
                                                                    4,624,840
                                                                  -----------
Hong Kong (21.10%)
Bank of East Asia, Ltd. (Banks - Foreign)       304,219             1,188,202
Cheung Kong (Holdings) Ltd.
(Real Estate Operations)                        235,000             1,884,328
Great Eagle Holdings Ltd.
(Real Estate Operations)                        250,000               803,458
Guangdong Investments
(Diversified Operations)                      1,032,000               740,747
Guangnan (Holdings) (Retail)                    700,000               475,285
HSBC Holdings Ltd. (Banks -- Foreign)           136,013             2,770,498
Hutchison Whampoa Ltd.
(Diversified Operations)                        299,000             2,088,151
New World Development Co., Ltd.
(Real Estate Operations)                        125,000               727,477
Sun Hung Kai Properties Ltd.
(Real Estate Operations)                        128,000             1,456,765
Swire Pacific Ltd.
(Diversified Operations)                         80,000               706,138
Wharf (Holdings) Ltd.
(Real Estate Operations)                        190,000               783,865
Wheelock & Co., Ltd.
(Diversified Operations)                        400,000               900,132
                                                                  -----------
                                                                   14,525,046
                                                                  -----------
Indonesia (1.85%)
Bank Negara Indonesia
(Banks -- Foreign)*#                            304,000               110,935
PT Bank Internasional Indonesia
(Banks -- Foreign)                              349,574               562,788
PT Indonesian Satellite, American
Depositary Receipts (ADR)
(Telecommunications)                             20,000               602,500
                                                                  -----------
                                                                    1,276,223
                                                                  -----------
Japan (27.36%)
Bank of Tokyo-Mitsubishi, Ltd.
(Banks -- Foreign)                               33,000               672,434
Canon Inc. (Office)                              20,000               382,943
Jusco Co., Ltd. (Retail)                         27,000               801,546
Marui Co., Ltd. (Retail)                         49,000               908,085
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                   119,000             1,902,244
Minebea Co., Ltd. (Machinery)                    84,000               707,532
Mitsubishi Estate Co., Ltd.
(Real Estate Operations)                         72,000               897,984
Mitsubishi Heavy Industries, Ltd.
(Machinery)                                      30,000               230,556
Mitsui Home Co., Ltd. (Building)                 42,000               560,713
NKK Corp. (Steel)*                              240,000               602,872
Nomura Securities Co., Ltd. (Finance)            69,000             1,139,344
NTT Data Corp. (Computers)                           49             1,450,354
Rohm Co., Ltd. (Electronics)                      8,000               474,287
Sharp Corp. (Electronics)                        64,000               972,465
Shimizu Corp. (Construction)                     25,000               226,165
Sony Corp. (Electronics)                         23,000             1,379,737
Sumitomo Electric Industries, Ltd.
(Electronics)                                    68,000               895,876
Sumitomo Trust & Banking Co., Ltd.
(Banks -- Foreign)                               30,000               332,001
Toho Titanium Co., Ltd. (Metal)*                 86,000             1,435,159
Toshiba Corp. (Electronics)                     155,000               969,303
Toyota Motor Corp. (Automobile / Trucks)         80,000             1,890,123
                                                                  -----------
                                                                   18,831,723
                                                                  -----------
Malaysia (13.41%)
Genting Berhad (Leisure)                        150,000             1,122,106
Hicom Holdings Berhad
(Diversified Operations)                        270,000               721,354
Hong Leong Credit Berhad (Finance)               73,000               404,512
Magnum Corp. Berhad (Leisure)                   400,000               690,283
Malakoff Berhad (Energy)                        142,000               640,728
Malayan Banking Berhad
(Banks -- Foreign)                              135,000             1,335,840
MBF Capital Berhad (Finance)                    316,000               435,258
Road Builder Holdings Berhad
(Construction)                                  138,000               710,073
Sime Darby Berhad
(Diversified Operations)                        300,000             1,062,735
Tan Chong Motor Holdings Berhad
(Automobile / Trucks)                           400,000               680,784
United Engineers Ltd. (Construction)            180,000             1,424,896
                                                                  -----------
                                                                    9,228,569
                                                                  -----------
New Zealand (1.87%)
Telecom Corp. of New Zealand
(Telecommunications)                            248,000             1,289,565
                                                                  -----------
Philippine Islands (3.35%)
Bank of the Philippine Islands
(Banks -- Foreign)*#                             33,700               166,705
Manila Electric Co. (B Shares) (Utilities)       93,340               685,488
Philippine Long Distance Telephone Co.
(ADR) (Utilities)                                12,500               748,438
Pilipino Telephone Corp.
(Telecommunications)*                           800,000               707,763
                                                                  -----------
                                                                    2,308,394
                                                                  -----------
Singapore (9.65%)
City Developments Ltd.
(Real Estate Operations)                        100,000               788,072
Cycle & Carriage Ltd.
(Automobile / Trucks)                            30,000               315,229
Fraser & Neave Ltd. (Beverages)                  77,000               765,353
Jardine Matheson Holdings Ltd.
(Diversified Operations)                        130,000               734,500
Keppel Corp., Ltd.
(Diversified Operations)                        100,000               745,474
Oversea-Chinese Banking Corp., Ltd.
(Banks -- Foreign)*                              93,500             1,068,761
Singapore Airlines Ltd. (Transport)              75,000               660,277
United Overseas Bank Ltd.
(Banks -- Foreign)                               80,000               778,133
Wing Tai Holdings Ltd.
(Real Estate Operations)                        320,000               786,084
                                                                  -----------
                                                                    6,641,883
                                                                  -----------
South Korea (4.40%)
Kookmin Bank, Global Depositary
Receipts (GDR) (Banks -- Foreign)*                8,500               177,438
Korea Electric Power Corp. (Utilities)           22,000               647,020
Korea Electric Power Corp. (ADR)
(Utilities)                                      30,000               540,000
Korea Exchange Bank (Banks -- Foreign)           39,800               390,654
Korea Mobile Telecommunications
(ADR) (Telecommunications)*                      49,700               621,250
Pohang Iron & Steel Co., Ltd. (Steel)             9,000               441,150
Samsung Electronics Co. (Electronics)             3,000               210,953
                                                                  -----------
                                                                    3,028,465
                                                                  -----------
Taiwan (3.15%)
Lite-on Technology Corp. (GDR)
(Computers)*                                     31,600               494,540
ROC Taiwan Fund (Finance)                        75,000               731,250
Taiwan Fund, Inc. (Finance)                      44,200               944,775
                                                                  -----------
                                                                    2,170,565
                                                                  -----------
Thailand (6.99%)
Bangkok Bank (Banks -- Foreign)                 112,000             1,194,901
Electricity Generating Public Co., Ltd.
(Utilities)                                     230,000               667,582
Finance One Public Co., Ltd. (Finance)          109,500               309,237
Italian-Thai Development Public Co., Ltd.
(Building)                                       64,000               338,890
Krung Thai Bank Public Co., Ltd.
(Banks -- Foreign)                              170,000               460,090
Land & House Public Co., Ltd.
(Real Estate Operations)                         53,000               440,714
Shinawatra Computer and
Communication Public Co., Ltd.
(Telecommunications)                             57,000               921,122
Siam City Bank (Banks -- Foreign)               420,000               481,859
                                                                  -----------
                                                                    4,814,395
                                                                  -----------
TOTAL COMMON STOCKS
(Cost $66,803,182)                             (  99.85%)          68,739,668
                                                  -----           -----------
TOTAL INVESTMENTS                              (  99.85%)         $68,739,668
                                                  =====           ===========

* Non-income producing security.

# Security purchased on a delayed delivery basis. The price of the underlying security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Industry Diversification (Unaudited)
------------------------------------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries, primarily in the Pacific Basin region. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at October 31, 1996 assigned to the various investment categories.

                                                                            MARKET VALUE
                                                                           OF SECURITIES
                                                                               AS A
                                                                           PERCENTAGE OF
INVESTMENT CATEGORIES                                                        NET ASSETS
---------------------                                                  ---------------------
Automobile/Trucks                                                              4.19%
Banks - Foreign                                                               18.74
Beverages                                                                      1.11
Building                                                                       1.31
Computers                                                                      2.83
Construction                                                                   3.43
Diversified Operations                                                        12.24
Electronics                                                                    9.87
Energy                                                                         0.93
Finance                                                                        5.76
Leisure                                                                        3.31
Machinery                                                                      1.36
Metals                                                                         4.29
Office                                                                         0.56
Oil & Gas                                                                      1.02
Real Estate Operations                                                        12.45
Retail                                                                         3.17
Steel                                                                          1.52
Telecommunications                                                             6.02
Transport                                                                      0.96
Utilities                                                                      4.78
                                                                              -----
Total Investments                                                             99.85%
                                                                              =====

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Pacific Basin Equities Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock Global Rx Fund and John Hancock Global Marketplace Fund. On May 21, 1996, the Board of Trustees voted to change the fiscal period end from August 31 to October 31. This change is effective October 31, 1996. The other two series of the Trust are reported in separate financial statements. The Fund's investment objective is to seek long-term growth of capital through investment in a diversified portfolio of stocks of companies located in countries bordering the Pacific Ocean.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

There were no open forward foreign currency exchange contracts at October 31, 1996.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada.

The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisory contract. Pursuant to such contract, IAAL will serve as co-subadviser to the Fund with JHAI. IAAL provides additional expertise in Asian and Pacific Basin countries.

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays the Sub-Adviser a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, the Sub-Adviser has waived all but 0.05% of their fee. The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended October 31, 1996, net sales charges received with regard to sales of Class A shares amounted to $23,075. Of this amount, $3,415 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,108 was paid as sales commissions to unrelated broker-dealers and $7,552 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $17,562.

In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.



On March 5, 1996 the Board of Trustees approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. Trustee Edward J. Boudreau, Jr. is Managing Director of the Sub-Adviser. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $211.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended October 31, 1996 aggregated $10,885,800 and $13,436,262 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

The cost of investments owned at October 31, 1996 for federal income tax purposes was $66,831,511. Gross unrealized appreciation and depreciation of investments aggregated $7,432,413 and $5,524,256, respectively, resulting in net unrealized appreciation of $1,908,157.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $189,317, a decrease in accumulated net investment loss of $317,805 and a decrease in capital paid-in of $128,488. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders of John Hancock Pacific Basin Equities Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Pacific Basin Equities Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

December 12, 1996


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1996.

The Fund has not paid any distributions of ordinary income dividends or net long-term capital gains during the fiscal year ended October 31, 1996. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

None of the distributions qualify for the dividends received deduction available to corporations.



NOTES

John Hancock Funds - Pacific Basin Equities Fund



NOTES

John Hancock Funds - Pacific Basin Equities Fund



NOTES

John Hancock Funds - Pacific Basin Equities Fund



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John
Hancock Pacific Basin Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.



A recycled logo in lower left hand corner with caption "Printed on
Recycled Paper."                                               5800A 10/96
                                                                     12/96





                         John Hancock Funds

                                Global
                             Marketplace
                                 Fund

                            Annual Report

                          October 31, 1996



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and
Chief Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Most analysts agree that the Social Security system will run out of money by the year 2030 unless Congress makes some changes. Although it seems a long way off, the issue is serious enough that at least one group has already studied the problem, and experts and politicians alike have weighed in with a slew of prescriptions. Legislative action could be in the offing in 1997.

The problem stems from demographic and societal changes. The number of retirees collecting Social Security is growing rapidly, while the number of workers supporting the system is shrinking. Consider this: in 1950, there were 16 workers paying into the Social Security system for each retiree collecting benefits. Today, there are three workers for each retiree and by 2019 there will be two. Starting then, the Social Security Administration estimates that the amount paid out in Social Security benefits will start to be greater than the amount collected in Social Security taxes. Compounding the issue is the fact that people are retiring earlier and living longer.

The state of the system has already left many people, especially younger and middle-aged workers, feeling insecure about Social
Security. A recent survey by the Employee Benefits Research
Institute (EBRI) found that 79% of current workers polled had little confidence in the ability of Social Security to maintain the same level of benefits as those received by today's retirees. Instead, they said they expect to use their own savings or employer-sponsored pensions for their retirement. Yet, remarkably, another EBRI survey revealed that only slightly more than half of America's current workers are saving money for retirement. Fewer than half own IRAs or participate in employer-sponsored pension or savings plans.

No matter how Social Security's problems get solved, one thing is clear. Americans need to rely on themselves for accumulating the bulk of their retirement savings. There's no law that says you should have to reduce your standard of living once you stop working. So we encourage you to save all that you can now, so you can live the way you'd like to later.

Sincerely,


/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY BERNICE S. BEHAR, CFA, PORTFOLIO MANAGER

John Hancock
Global Marketplace Fund

Fund outpaces retail sector;
focus on niche players with unique methods

Recently, the Fund's fiscal year end changed from August to October. What follows is a discussion of the Fund's performance for the 12 months ended October 31, 1996.

Despite a relatively tough operating environment for retailers, improved economic conditions helped John Hancock Global Marketplace Fund post strong absolute and relative performance for the year ended October 31, 1996. The Fund's Class A shares had a total return of 28.76% at net asset value. The Fund's Class B shares, which began on January 22, 1996, had a total return of 27.36% at net asset value through October 31, 1996. By comparison, the average global fund returned 15.52% for the same period, according to Lipper Analytical Services1 and the Merrill Lynch Retail Index returned 24.10%. Please see pages six and seven for longer-term performance information. The key to the Fund's outperformance is that we focus on finding the strongest players in various categories, as well as on companies that have an innovative distribution channel, a unique product, service or competitive advantage or innovative marketing or sales methods.

The key to
the Fund's
outperformance
is a focus on
the strongest
players in a
category.

A 2" x 3 1/2" photo of the portfolio management team. Caption reads: Bernice Behar and Fund management team members William
Maffie (r) and Robert Hallisey (l)".

Dominant market players win store wars

Even though we've seen some recent consolidation among stores, U.S. retail space per capita remains extremely high and has nearly doubled over the past 20 years. To survive in today's difficult retailing environment, companies generally must dominate their category, offer unique goods or services, or occupy a unique niche in order to distinguish themselves. If they don't, they find themselves hard-pressed to attract consumers in a marketplace that is literally glutted with stores. That helps explain why retailer Tommy Hilfiger was so successful during a period when other apparel makers were suffering. The company's early acknowledgment of the trend toward business casual wear and its successful launch of a women's clothing line have helped immunize it from the difficulties facing many other apparel manufacturers and marketers. In another arena, PETsMART, the nation's largest pet supply chain, has dominated its rivals by offering an almost unrivaled number of pet care products and services. Unfortunately, Urban Outfitters, which sells trendy apparel and home accessories targeted at the youth market, didn't fare as well. The stock stumbled when the company disappointed investors by failing to meet expansion plans.

Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) CompUSA 2.0%; 2) Neiman Marcus Group 1.8%; 3) JDA Software Group 1.8%; 4) Quality Food Centers 1.8%; 5) Kohl's Corp. 1.7%. Footnote below states "As a percentage of total net assets on October 31, 1996."


"During the
past six
months we
increased
our holdings
in super-
markets."

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is Gucci followed by an up arrow and the phrase "Broader distribution of this popular brand. The second listing is CompUSA followed by an up arrow and the phrase "Strong computer sales." The third listing is Urban Outfitters followed by a down arrow and the phrase "Unable to meet expansion plans". Footnote below reads: "See Schedule of Investments. Investment holdings are subject to change."

Companies catering to an affluent consumer proved to be among the Fund's best performers over the past year. Consumer confidence was its strongest among affluent Americans, thanks in part to a U.S. bull equity market and rising wages for this group. Those trends benefited "high-end" retailers and helped them buck the negative trends that faced middle-market and discount stores. Gucci Group, Neiman Marcus and Saks Holdings Group, the parent company of Saks Fifth Avenue, were all strong performers during the year. Italian-based Gucci, which designs, produces and distributes leather goods, apparel and accessories, continues to leverage its brand name by opening a number of new stores and striking up agreements with high-end U.S. department stores to distribute its goods. Neiman Marcus and Saks Holdings both benefited from higher sales of designer and high-end apparel, as well as less competition in the high-end sector.

Apart from increased spending on high-end goods, there were other pockets of strength. Computers sales were quite healthy throughout the year, which boosted the Fund's top holding CompUSA, the nation's largest computer retail chain. While the stock faltered a bit at the end of the period as market participants worried about the company's Christmas sales, we believe that holiday spending on computers will be good. In the leisure area, one of the Fund's strongest performers was Family Golf Centers, which runs entertainment-oriented driving ranges in metropolitan areas and caters to the growing popularity of golf in the United States. The rising market share and acquisitions have helped its profits.

New additions

During the past six months we increased our holdings in supermarkets. In some areas of the country, grocery stores and larger chains have benefited from a somewhat better pricing environment. Vons is in acquisition talks with a larger chain, while Quality Food Centers, a Seattle-based chain, rose on improving profits and on the news that it was undertaking a big growth initiative.

Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote "For Class A shares and the average global fund, returns are for the year ended October 31, 1996. For Class B shares, return is from January 22, 1996 through October 31, 1996." The chart is scaled in increments of 10% from top to bottom with 30% at the top and 0% at the bottom. Within the chart, there are three solid bars. the first represents the 28.76% total return for John Hancock Global Marketplace Fund: Class A. The second represents the 27.36% total return for the John Hancock Global Marketplace Fund: Class B. The third represents the 15.52% total return for the average global fund. A footnote below states "The total returns for John Hancock Global Marketplace Fund are at net asset value with all reinvested. the average global fund is tracked by Lipper Analytical Services (1). See following two pages for historical performance information."

Companies that provide goods and services to the retailing industry also performed well. Catalina Marketing, which generates database information about consumers for marketers by analyzing cash register information, has experienced strong profit growth. Universal Outdoor Holdings Inc., which sells billboard space, has profited from an improving pricing environment for outdoor advertising.

International opportunities

At the end of the period, roughly 24% of the Fund's investments were in overseas companies. In Asia, we emphasized companies that cater to the rising middle class population in the region including Giordano International, a Gap-like chain which offers attractive mid-priced clothing, and Glorious Sun, which sells the popular Jeans West brand, distributed in Australia and New Zealand as well. We also added to our holdings in Chaifa Holdings and First Sign, Hong-Kong-based retailers that sell popular licensed apparel in China. In Europe we've favored restaurateurs PizzaExpress and Wetherspoon (J.D.), as well as Dixons, a large U.K. computer retailer, which we sold during the period.

"...economic
growth
appears to
be strong
enough to
keep
consumer
confidence
healthy..."


Outlook

Although the U.S. economy is flashing mixed signals, economic growth appears to be strong enough to keep consumer confidence healthy, at least over the near term. That will probably be positive for most retailers going into the holiday season. On the other hand, competition among stores shows no signs of abating. Until there's a bigger shakeout among the players, the retailing environment will continue to be intensely competitive. Our sense is that only the strongest players will thrive in the years to come. So we'll continue to focus on those retailers that show the most strength -- here or abroad -- by offering unique products or services or dominating specialized areas, and on those that can continue to take market share from their competitors.

--------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Marketplace Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent sales charge for Class B shares (5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

CUMULATIVE TOTAL RETURNS

For the period ended September 30, 1996

                                       One       Life of
                                       Year         Fund
                                   ----------   -----------
John Hancock Global Marketplace
Fund: Class A                         27.54%      80.13%(1)
John Hancock Global Marketplace
Fund: Class B                           N/A       28.89%(2)


AVERAGE ANNUAL TOTAL RETURNS


                                       One       Life of
                                       Year         Fund
                                   ----------   -----------
John Hancock Global Marketplace
Fund: Class A                        27.54%        34.21%(1,3)
John Hancock Global Marketplace
Fund: Class B                          N/A         28.89%(2,3)


Notes to Performance

(1) Class A shares commenced on September 29, 1994.

(2) Class B shares commenced on January 22, 1996.

(3) Effective September 29, 1994, the Adviser has voluntarily undertaken to limit the Fund's expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee) to 0.90% of the Fund's daily net asset value.
    Without the limitations of expenses, the average annual total return for the one-year period and since inception would have been 26.88% and 29.84% for Class A shares, respectively. For Class B shares, the total return since inception would have been 27.78%.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Marketplace Fund would be worth on October 31, 1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Stock Index and the Morgan Stanley World Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. The Morgan Stanley World Index is an unmanaged index that measures the performance of a diverse range of global stock markets.

Global Marketplace Fund
Class A shares

Line chart with the heading Disciplined Growth Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the value of the Global Marketplace Fund, before sales charge, and is equal to $18,069 as of October 31, 1996.
The second line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund on September 29, 1994, after sales charge, and is equal to $17,161 as of October 31, 1996. The third line represents the Standard & Poor's 500 Stock Index, and is equal to $16,037 as of October 31, 1996. The fourth line represents the Morgan Stanley World Index and is equal to $13,223 as of October 31, 1996.


Global Marketplace Fund
Class B shares

Line chart with the heading Global Marketplace Fund, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the value of the Global Marketplace Fund, before sales charge, and is equal to $12,736 as of October 31, 1996.
The second line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund, after sales charge, on January 22, 1996, and is equal to $12,236 as of October 31, 1996. The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $11,662 as of October 31, 1996. The fourth line represents the Morgan Stanley World Index and is equal to $10,967 as of October 31, 1996.



FINANCIAL STATEMENTS

John Hancock Funds - Global Marketplace Fund



Statement of Assets and Liabilities
October 31, 1996
-------------------------------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $46,988,920)                                                        $  49,502,689
Joint repurchase agreement (cost - $835,000)                                                    835,000
                                                                                          -------------
                                                                                             50,337,689
Cash                                                                                             27,131
Receivable for shares sold                                                                      294,873
Receivable for investments sold                                                               1,570,404
Dividends receivable                                                                             20,458
Foreign tax receivable                                                                            2,480
Deferred organization expense - Note A                                                            4,225
Other Assets                                                                                         14
                                                                                          -------------
Total Assets                                                                                 52,257,274
-------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                                               217,794
Payable for shares repurchased                                                                   34,671
Payable to John Hancock Advisers, Inc. and affiliates - Note B                                   38,870
Accounts payable and accrued expenses                                                            50,566
                                                                                          -------------
Total Liabilities                                                                               341,901
-------------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                                           $  51,455,251
Accumulated net realized loss on investments and foreign currency transactions           (    2,061,451)
Accumulated net unrealized appreciation of investments and foreign currency transactions      2,521,573
                                                                                          -------------
Net Assets                                                                                $  51,915,373
=======================================================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no par value, respectively) Class A - $21,782,280
(divided by) 1,423,053                                                                    $       15.31
=======================================================================================================
Class B - $30,133,093 (divided by) 1,979,219                                              $       15.22
=======================================================================================================
Maximum Offering Price Per Share *
Class A - ($15.31 x 105.26%)                                                              $       16.12
=======================================================================================================

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
---------------------------------------------------------------------------------------------------------------------
                                                                                                       PERIOD FROM
                                                                                                    SEPTEMBER 1, 1996
                                                                                      YEAR ENDED      TO OCTOBER 31,
                                                                                   AUGUST 31, 1996      1996 (1)
                                                                                 -----------------  -----------------
Investment Income:
Interest                                                                            $    44,926        $    12,247
Dividends (net of foreign withholding taxes of $4,847 and $1,633, respectively)          41,556             54,722
                                                                                    -----------        -----------
                                                                                         86,482             66,969
                                                                                    -----------        -----------
Expenses:
Investment management fee - Note B                                                       79,077             63,995
Registration and filing fees                                                             66,454             12,078
Distribution/service fee - Note B
Class A                                                                                  14,626             10,359
Class B                                                                                  50,092             45,464
Custodian fee                                                                            59,574             14,500
Auditing fee                                                                             30,030             21,642
Transfer agent fee - Note B                                                              24,624             27,389
Printing                                                                                 21,071              3,339
Legal fees                                                                                3,458                190
Financial services fee - Note B                                                           1,805              1,500
Organization expense - Note A                                                             1,457                243
Miscellaneous                                                                               502                429
Trustees' fees                                                                              311                100
                                                                                    -----------        -----------
Total Expenses                                                                          353,081            201,228
------------------------------------------------------------------------------------------------------------------
Less Expense Reductions - Note B                                                    (   174,778)      (     46,022)
------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                            178,303            155,206
------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                 (    91,821)      (     88,237)
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and Foreign
Currency Transactions:
Net realized loss on investments sold                                               (   794,705)      (  1,254,430)
Net realized loss on foreign currency transactions                                  (     7,413)      (      9,571)
Change in net unrealized appreciation/depreciation of investments                     1,009,133          1,306,530
Change in net unrealized appreciation/depreciation of foreign currency transactions          78              7,729
                                                                                    -----------        -----------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions       207,093             50,258
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                     $   115,272       ($    37,979)
==================================================================================================================

(1) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE PERIOD
                                                                     SEPTEMBER 29, 1994                         PERIOD FROM
                                                                        (COMMENCEMENT                       SEPTEMBER 1, 1996
                                                                      OF OPERATIONS) TO      YEAR ENDED       TO OCTOBER 31,
                                                                       AUGUST 31, 1995    AUGUST 31, 1996        1996(1)
                                                                     ------------------   ---------------  -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $       321       ($     91,821)     ($     88,237)
Net realized loss on investments sold and foreign
currency transactions                                                 (      12,743)      (     802,118)     (   1,264,001)
Change in net unrealized appreciation/depreciation of
investments and foreign currency transactions                               198,103           1,009,211          1,314,259
                                                                       ------------        ------------       ------------
Net Increase (Decrease) in Net Assets Resulting from Operations             185,681             115,272      (      37,979)
                                                                       ------------        ------------       ------------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.0133, none, and none per share, respectively)            (        803)                 --                 --
Dividends in excess of net investment income
Class A - ($0.0140, none, and none per share, respectively)            (        844)                 --                 --
                                                                       ------------        ------------       ------------
Total Distributions                                                   (       1,647)                 --                 --
                                                                       ------------        ------------       ------------
From Fund Share Transactions - Net*                                          27,566          38,385,073         12,741,407
                                                                       ------------        ------------       ------------
Net Assets:
Initial Investment by John Hancock Advisers, Inc. -
Note B / Beginning of period                                                500,000             711,600         39,211,945
                                                                       ------------        ------------       ------------
End of period                                                          $    711,600        $ 39,211,945       $ 51,915,373
                                                                       ============        ============       ============
* Analysis of Fund Share Transactions:



                                                  FOR THE PERIOD
                                                 SEPTEMBER 29, 1994                                          PERIOD FROM
                                                   (COMMENCEMENT                                          SEPTEMBER 1, 1996
                                                  OF OPERATIONS) TO               YEAR ENDED                 TO OCTOBER 31,
                                                  AUGUST 31, 1995              AUGUST 31, 1996                  1996(1)
                                             --------------------------    ------------------------   -------------------------
                                              SHARES           AMOUNT       SHARES          AMOUNT      SHARES          AMOUNT
Class A
Shares sold                                    4,064      $    36,313    1,349,557     $20,373,589     684,738     $10,778,771
Shares issued to shareholders in
reinvestment of distributions                      5               44           --              --          --              --
                                              ------      -----------     ---------    -----------     -------     -----------
                                               4,069      $    36,357     1,349,557    $20,373,589      684,738    $10,778,771
Less shares repurchased                    (     947)    (      8,791)   (  292,024)  (  4,386,051)  (  381,164)  (  6,000,820)
                                              ------      -----------     ---------    -----------     -------     -----------
Net increase                                   3,122           27,566     1,057,533    $15,987,538     303,574     $ 4,777,951
                                              ------      -----------     =========    ===========     =======     ===========
Initial Investment by John Hancock
Advisers, Inc. - Note B                       58,824          500,000
                                              ------      -----------
Net increase and shares outstanding
end of period                                 61,946      $   527,566
                                              ======      ===========
Class B **
Shares sold                                                               1,569,827    $23,824,449     555,243     $ 8,755,160
Less shares repurchased                                                  (   95,769)  (  1,426,914) (   50,082)   (    791,704)
                                                                          ---------    -----------     -------     -----------
Net increase                                                              1,474,058    $22,397,535     505,161     $ 7,963,456
                                                                          =========    ===========     =======     ===========

**  Class B commenced operations on January 22, 1996.

(1) Effective October 31, 1996, the fiscal period end changed from August 31 to October 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
---------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                   SEPTEMBER 29, 1994
                                                                      (COMMENCEMENT                               PERIOD FROM
                                                                      OF OPERATIONS)         YEAR ENDED        SEPTEMBER 1, 1996
                                                                   TO AUGUST 31, 1995    AUGUST 31, 1996     TO OCTOBER 31,1996(8)
                                                                  --------------------   ------------------   --------------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                                    $  8.50(1)            $ 11.49               $ 15.16
                                                                        -------               -------               -------
Net Investment Income (Loss)                                               0.01(2)           (   0.08)(2)          (   0.02)(2)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                                              3.01                  3.75                  0.17
                                                                        -------               -------               -------
Total from Investment Operations                                           3.02                  3.67                  0.15
                                                                        -------               -------               -------
Less Distributions:
Dividends from Net Investment Income                                   (   0.01)                   --                    --
Distributions in Excess of Net Investment Income                       (   0.02)                   --                    --
                                                                        -------               -------               -------
Total Distributions                                                    (   0.03)                   --                    --
                                                                        -------               -------               -------
Net Asset Value, End of Period                                          $ 11.49               $ 15.16               $ 15.31
                                                                        =======               =======               =======
Total Investment Return at Net Asset Value (5)                            35.61%(4)             31.94%                 0.99%(4)
Total Adjusted Investment Return at Net Asset Value (5)(6)                28.69%(4)             29.69%                 0.89%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                               $   712               $16,966               $21,782
Ratio of Expenses to Average Net Assets                                    1.50%*                1.45%                 1.54%*
Ratio of Adjusted Expenses to Average Net Assets (3)                       9.00%*                3.70%                 2.12%*
Ratio of Net Investment Income (Loss) to Average Net Assets                0.06%*             (  0.57%)             (  0.70%)*
Ratio of Adjusted Net Investment Loss to
Average Net Assets (3)                                                  (  7.44%)*            (  2.82%)             (  1.28%)*
Portfolio Turnover Rate                                                      63%                   52%                   12%
Average Broker Commission Rate (7)                                          N/A               $0.0140               $0.0079
Fee Reduction Per Share (2)                                             $  0.65               $  0.31               $  0.02

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions of the Fund and total investment return of the Fund. It shows how the
Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                                   FOR THE PERIOD JANUARY 22, 1996     SEPTEMBER 1, 1996
                                                        TO AUGUST 31, 1996            TO OCTOBER 31, 1996(8)
                                                   -------------------------------   ----------------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period                       $ 11.95(1)                        $ 15.09
                                                           -------                           -------
Net Investment Loss                                       (   0.11)(2)                      (   0.04)(2)
Net Realized and Unrealized Gain on Investments
and Foreign Currency Transactions                             3.25                              0.17
                                                           -------                           -------
Total from Investment Operations                              3.14                              0.13
                                                           -------                           -------
Net Asset Value, End of Period                             $ 15.09                           $ 15.22
                                                           =======                           =======
Total Investment Return at Net Asset Value (5)               26.28%(4)                          0.86%(4)
Total Adjusted Investment Return at Net Asset Value (5)(6)   25.50%(4)                          0.76%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                 $ 22,246                          $ 30,133
Ratio of Expenses to Average Net Assets                       2.15%*                            2.24%*
Ratio of Adjusted Expenses to Average Net Assets (3)          3.49%*                            2.82%*
Ratio of Net Investment Loss to Average Net Assets         (  1.28%)*                        (  1.42%)*
Ratio of Adjusted Net Investment Loss to
Average Net Assets (3)                                     (  2.62%)*                        (  2.00%)*
Portfolio Turnover Rate                                         52%                               12%
Average Broker Commission Rate (7)                        $ 0.0140                          $ 0.0079
Fee Reduction Per Share (2)                                $  0.11                             $0.02

 *  On an annualized basis.
(1) Initial price to commence operations.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Unreimbursed, without fee reduction.
(4) Not annualized.
(5) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration reductions by the Adviser during the periods shown.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995, or later.
(8) Effective October 31, 1996 the fiscal period end changed from August 31 to October 31.

See notes to financial statements.





Schedule of Investments
October 31, 1996
------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Global Marketplace Fund on October 31, 1996. It's divided into two main categories: common stock and short-term investments.
The common stocks are further broken down by industry groups. Under each industry group is a list of stocks owned by the Fund. Short-term investments, which represent the Fund's "cash" position are listed last.

                                               NUMBER OF              MARKET
ISSUER, DESCRIPTION                               SHARES               VALUE
-------------------                        ------------------    --------------
COMMON STOCK
Advertising (5.96%)
Catalina Marketing Corp. *                       17,000          $    864,875
Lamar Advertising Co. (Class A) *                27,000               729,000
Outdoor Systems, Inc. *                          17,500               774,375
Universal Outdoor Holdings, Inc. *               25,000               725,000
                                                                 ------------
                                                                    3,093,250
                                                                 ------------
Automobile / Trucks (1.14%)
Cross-Continent Auto Retailers, Inc. *           20,000               512,500
United Auto Group, Inc. *                         2,300                79,063
                                                                 ------------
                                                                      591,563
                                                                 ------------
Business Services (1.06%)
APAC Teleservices, Inc. *                        12,000               550,500
                                                                 ------------
Computer (3.06%)
HNC Software, Inc. *                             18,000               562,500
JDA Software Group, Inc. *                       27,200               924,800
Midway Games, Inc. *                              5,100               102,000
                                                                 ------------
                                                                    1,589,300
                                                                 ------------
Cosmetics & Personal Care (1.57%)
Avon Products, Inc.                              15,000               813,750
                                                                 ------------
Electronics (1.24%)
Ultrak, Inc. *                                   25,000               643,750
                                                                 ------------
Finance (2.11%)
Medallion Financial Corp. *                      36,000               499,500
PMT Services, Inc. *                             30,000               596,250
                                                                 ------------
                                                                    1,095,750
                                                                 ------------
Leisure (10.92%)
Bandai Co., Ltd. (Japan)                         16,000               462,342
Dover Downs Entertainment, Inc. *                16,000               322,000
Family Golf Centers, Inc.*                       30,000               877,500
Gargoyles, Inc.*                                 15,000               195,000
Grand Optical Photoservice SA (France)            6,000               871,980
HFS, Inc. *                                       9,000               659,250
Oakley, Inc. *                                   30,000               446,250
Premier Parks Inc. *                              9,900               309,375
Regal Cinemas, Inc. *                            30,000               768,750
Silicon Gaming, Inc. *                           54,000               756,000
                                                                 ------------
                                                                    5,668,447
                                                                 ------------
Medical (0.97%)
CNS, Inc. *                                      30,000               502,500
                                                                 ------------
Paper & Paper Products (1.08%)
American Pad & Paper Co. *                       30,000               562,500
                                                                 ------------
Pollution Control - Services (0.72%)
Republic Industries, Inc. *                      12,000               372,000
                                                                 ------------
Real Estate Operations (1.32%)
Central Parking Corp.                            19,800               685,575
                                                                 ------------
Retail - Apparel / Shoe Group (9.91%)
AnnTaylor Stores Corp. *                         40,000               725,000
Footstar, Inc. *                                  3,743                82,339
Giordano International Ltd. (Hong Kong)         600,000               605,261
Gucci Group, NV (Netherlands)                     9,000               621,000
Joyce Boutique Holdings Ltd. (Hong Kong)        794,000               195,106
Loehmann's Holdings, Inc. *                      12,500               329,688
Melville Corp.                                   13,000               484,250
Men's Wearhouse, Inc. (The) *                    34,000               697,000
Nike, Inc. (Class B)                              6,000               353,250
Stage Stores, Inc. *                             25,000               456,250
Vans, Inc. *                                     36,000               594,000
                                                                 ------------
                                                                    5,143,144
                                                                 ------------
Retail - Department Stores (6.20%)
Kohl's Corp. *                                   25,000               900,000
Neiman Marcus Group, Inc. (The) *                29,200               952,650
Oasis Stores PLC (United Kingdom)                90,000               539,063
Saks Holdings, Inc. *                            23,700               829,500
                                                                 ------------
                                                                    3,221,213
                                                                 ------------
Retail - Drug Stores (1.44%)
Eckerd Corp. *                                   27,000               749,250
                                                                 ------------
Retail - Mail Order / Direct (3.01%)
CUC International, Inc. *                        26,625               652,312
Global DirectMail Corp. *                         9,900               487,575
Seattle Filmworks, Inc. *                        22,200               424,575
                                                                 ------------
                                                                    1,564,462
                                                                 ------------
Retail - Misc./Diversified (9.03%)
Burton Group PLC (United Kingdom)               268,000               652,116
Cost Plus, Inc. *                                32,000               560,000
Hibbett Sporting Goods, Inc. *                   21,300               436,650
Hot Topic Inc. *                                 22,500               523,125
Next, PLC (United Kingdom)                       60,000               544,922
PETsMART, Inc. *                                 28,000               742,000
Ryohin Keikaku Co., Ltd. (Japan)                 10,000               802,775
Urban Outfitters, Inc. *                         28,000               427,000
                                                                 ------------
                                                                    4,688,588
                                                                 ------------
Retail - Restaurants (7.38%)
Landry's Seafood Restaurants, Inc. *             23,000               454,250
Papa John's International, Inc. *                13,550               674,113
PizzaExpress PLC (United Kingdom)               100,000               834,961
PJ America, Inc. *                               20,000               320,000
Rainforest Cafe, Inc. *                          18,300               594,750
Starbucks Corp. *                                10,000               325,000
Wetherspoon (J.D.) PLC
(United Kingdom)                                 32,687               630,438
                                                                 ------------
                                                                    3,833,512
                                                                 ------------
Retail - Supermarkets (8.57%)
Albertson's, Inc.                                15,000               515,625
Blue Square-Israel Ltd., American
Depositary Receipt, ADR (Israel) *               45,000               708,750
Carrefour SA (France)                             1,490               826,822
Disco S.A. ADR (Argentina) *                     30,000               675,000
Quality Food Centers, Inc.                       25,000               912,500
Santa Isabel S.A. ADR (Chile)                    15,000               421,875
Vons Co., Inc. (The) *                            7,000               387,625
                                                                 ------------
                                                                    4,448,197
                                                                 ------------
Retail / Wholesale - Building Products (4.12%)
Castorama Dubois Investissements
SA (France)                                        2,456              420,342
Central Garden & Pet Co. *                        23,000              540,500
Home Centers (DIY) Ltd. (Israel) *                60,000              300,000
Home Depot, Inc.                                  16,000              876,000
                                                                 ------------
                                                                    2,136,842
                                                                 ------------
Retail / Wholesale - Computers (1.96%)
CompUSA, Inc.*                                    22,000            1,017,500
                                                                 ------------
Retail / Wholesale - Food (0.04%)
Wild Oats Markets, Inc. *                          1,000               21,250
                                                                 ------------
Retail / Wholesale - Jewelry (2.07%)
Marks Bros. Jewelers, Inc. *                      30,000              667,500
Zale Corp. *                                      21,000              406,875
                                                                 ------------
                                                                    1,074,375
                                                                 ------------
Schools / Education (1.33%)
Apollo Group, Inc. (Class A) *                    25,650              692,550
                                                                 ------------
Telecommunications (0.36%)
RMH Teleservices, Inc. *                          25,700              186,325
                                                                 ------------
Textiles (7.80%)
Chaifa Holdings Ltd. (Hong Kong)               2,420,090              727,698
Cutter & Buck, Inc. *                             57,500              603,750
First Sign International Holdings Ltd.
(Hong Kong)                                    2,400,000              814,775
Glorious Sun Enterprises (Hong Kong) *         1,200,000              554,823
North Face, Inc. (The)*                           28,000              563,500
Tommy Hilfiger Corp.*                             15,100              785,200
                                                                 ------------
                                                                    4,049,746
                                                                 ------------
Tobacco (0.98%)
Consolidated Cigar Holdings Inc. *                18,600              506,850
                                                                 ------------
TOTAL COMMON STOCK
(Cost $46,988,920)                                (95.35%)       $ 49,502,689
                                                   =====         ============



                             INTEREST           PAR VALUE             MARKET
ISSUER, DESCRIPTION            RATE        (000'S OMITTED)             VALUE
-------------------         ---------       -------------           ---------
SHORT-TERM INVESTMENTS
Joint Repurchase
Agreement (1.61%)
Investment in a joint
repurchase agreement
transaction with
SBC Capital Markets,
Inc. -Dated 10-31-96,
due 11-01-96 (secured
by US Treasury Bonds,
7.25% due 5-15-16,
and 6.25% due 8-15-23)
Note A                          5.54%          $    835         $    835,000
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS                       1.61%             835,000
                                               --------         ------------
TOTAL INVESTMENTS                                 96.96%        $ 50,337,689
                                               ========         ============

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Country Diversification (Unaudited)
---------------------------------------------------------------------------------------------
The concentration of investments by industry group for individual securities held by the
Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by the countries in which the Fund invests. The table below shows the percentage of the Fund's investments at October 31, 1996 assigned to the various countries.

                                                                     MARKET VALUE
                                                                   OF SECURITIES AS
                                                                    A PERCENTAGE OF
COUNTRY DIVERSIFICATION                                            FUND'S NET ASSETS
-----------------------                                           ------------------
Argentina                                                                1.30
Chile                                                                    0.81
France                                                                   4.08
Hong Kong                                                                5.58
Israel                                                                   1.94
Japan                                                                    2.44
Netherlands                                                              1.20
United Kingdom                                                           6.17
United States                                                           73.44
                                                                        -----
                                                                        96.96%
                                                                        =====

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Global Marketplace Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Marketplace Fund (the "Fund"), John Hancock Pacific Basin Equities Fund and John Hancock Global Rx Fund. Prior to December 11, 1995, the Fund was known as John Hancock Global Retail Fund. On May 21, 1996, the Board of Trustees voted to change the fiscal period end from August 31 to October 31. This change is effective October 31, 1996. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term capital appreciation through investment primarily in foreign and U.S. stocks of companies that merchandise goods and services to consumers or to consumer companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On January 22, 1996, Class B shares of beneficial interest were sold to commence class activity. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities traded on NASDAQ are valued at last available bid price. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For Federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes. For federal income tax purposes, the Fund has $2,061,437 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: October 31, 2003 -- $849, and October 31, 2004 -- $2,060,588.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.



The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s)applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five year period that commenced with the investment operations of the Fund.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than the offset by the currency amount of the underlying transaction.

There were no open forward foreign currency contracts at October 31, 1996.



FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At October 31, 1996, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended
October 31, 1996.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Adviser has agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.90% of the Fund's daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $46,022 for the period ended October 31, 1996. The Adviser reserves the right to terminate this limit in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended October 31, 1996, net sales charges received with regard to Class A shares amounted to $128,244. Out of this amount, $19,376 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $82,288 was paid as sales commissions to sales personnel of unrelated broker-dealers and $26,580 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, the contingent deferred sales charges paid to JH Funds amounted to $24.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds, for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services, Corp. ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays a fee to Investors
Services fee based on the number of shareholder accounts and certain-out-pocket expenses.

On March 5, 1996 the Board of Trustees approved retroactively to January 1, 1996, and agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gain or losses. At October 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $1.



NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended October 31, 1996, aggregated $16,471,399 and $5,390,349 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

The cost of investments owned at October 31, 1996 (including the joint repurchase agreement) for federal income tax purposes was $47,823,920. Gross unrealized appreciation and depreciation of investments aggregated $4,931,115 and $2,417,346, respectively, resulting in net unrealized appreciation of $2,513,769.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $9,678, a decrease in accumulated net investment loss of $88,237 and a decrease in capital paid-in of $97,915. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders of John Hancock Global Marketplace Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Marketplace Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

December 12, 1996



NOTES

John Hancock Funds - Global Marketplace Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Global Marketplace Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock Global Marketplace Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


A recycled logo in lower left hand corner with caption
"Printed on Recycled Paper."                               3000A 10/96
                                                                 12/96





                    John Hancock Funds

                         Global Rx
                           Fund

                       Annual Report

                     October 31, 1996



TRUSTEES

EDWARD J. BOUDREAU, JR.
DENNIS S. ARONOWITZ*
RICHARD P. CHAPMAN, JR.*
WILLIAM J. COSGROVE*
DOUGLAS M. COSTLE*
LELAND O. ERDAHL*
RICHARD A. FARRELL*
GAIL D. FOSLER*
WILLIAM F. GLAVIN*
ANNE C. HODSDON
DR. JOHN A. MOORE*
PATTI MCGILL PETERSON*
JOHN W. PRATT*
RICHARD S. SCIPIONE
EDWARD SPELLMAN*
*Members of the Audit Committee

OFFICERS

EDWARD J. BOUDREAU, JR.
Chairman and Chief Executive Officer
ROBERT G. FREEDMAN
Vice Chairman and
Chief Investment Officer
ANNE C. HODSDON
President
JAMES B. LITTLE
Senior Vice President and
Chief Financial Officer
SUSAN S. NEWTON
Vice President and Secretary
JAMES J. STOKOWSKI
Vice President and Treasurer
THOMAS H. CONNORS
Second Vice President and Compliance Officer

CUSTODIAN

STATE STREET BANK & TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TRANSFER AGENT

JOHN HANCOCK INVESTOR SERVICES CORPORATION
P.O. BOX 9116
BOSTON, MASSACHUSETTS 02205-9116

INVESTMENT ADVISER

JOHN HANCOCK ADVISERS, INC.
101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603

PRINCIPAL DISTRIBUTOR

JOHN HANCOCK FUNDS, INC.
101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603

LEGAL COUNSEL

HALE AND DORR
60 STATE STREET
BOSTON, MASSACHUSETTS 02109

INDEPENDENT AUDITORS

PRICE WATERHOUSE LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief
Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Most analysts agree that the Social Security system will run out of money by the year 2030 unless Congress makes some changes. Although it seems a long way off, the issue is serious enough that at least one group has already studied the problem, and experts and politicians alike have weighed in with a slew of prescriptions. Legislative action could be in the offing in 1997.

The problem stems from demographic and societal changes. The number of retirees collecting Social Security is growing rapidly, while the number of workers supporting the system is shrinking. Consider this: in 1950, there were 16 workers paying into the Social Security system for each retiree collecting benefits. Today, there are three workers for each retiree and by 2019 there will be two. Starting then, the Social Security Administration estimates that the amount paid out in Social Security benefits will start to be greater than the amount collected in Social Security taxes. Compounding the issue is the fact that people are retiring earlier and living longer.

The state of the system has already left many people, especially younger and middle-aged workers, feeling insecure about Social Security. A recent survey by the Employee Benefits Research Institute (EBRI) found that 79% of current workers polled had little confidence in the ability of Social Security to maintain the same level of benefits as those received by today's retirees. Instead, they said they expect to use their own savings or employer-sponsored pensions for their retirement. Yet, remarkably, another EBRI survey revealed that only slightly more than half of America's current workers are saving money for retirement. Fewer than half own IRAs or participate in employer-sponsored pension or savings plans.

No matter how Social Security's problems get solved, one thing is clear. Americans need to rely on themselves for accumulating the bulk of their retirement savings. There's no law that says you should have to reduce your standard of living once you stop working. So we encourage you to save all that you can now, so you can live the way you'd like to later.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY LINDA MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Global Rx Fund

Health-care stocks continue to deliver
despite rising interest rates and political concerns

Recently, the Fund's fiscal year end changed from August to October. What follows is a discussion of the Fund's performance for the 12 months ended October 31, 1996.

Overall, the environment for health-care stocks remained positive during the past year. The U.S. Food and Drug Administration kept up its accelerated pace of approving new and innovative drugs and products, and fears of government-mandated draconian changes in the U.S. health-care system faded. Beyond that, the demand for health-care services remained steadfast, bolstered by new technologies offering solutions to unmet medical needs, by increased demands for health-care services in emerging markets and by an aging population in the Western world.

A 2 1/2 " x 3 1/2" photo of Fund management team at bottom right. Caption reads: "Linda Miller (seated) and Fund management team members Anurag Pandit (l) and Ben Hock (r)".


"... the environment
for health-care
stocks
remained
positive
during the
past year."

But it wasn't a completely pain-free period and some health-care sectors experienced more volatility than others over the last 12 months. The causes included cutbacks in government-funded health-care expenditures in Europe and Japan, heightened competition, continued cost concerns and unfavorable currency trends for many U.S.-based health-care companies. In the United States, signs of a stronger-growing economy sent investors away from smaller growth-oriented stocks to large-capitalization holdings. Rising interest rates and fears of inflation also sent many technology stocks -- including health-care related ones -- into a tailspin in July and August. And finally, the sector was hurt in October by some disappointing third-quarter earnings reports and heightened political concerns about the elections at hand and the potential repercussions for health-care reform were control of Congress to change hands.

Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) HEALTHSOUTH 2.6% 2) Cardinal Health 2.5% 3) Pfizer 2.4% 4)Eli Lilly Co. 2.3% 5) Omnicare 2.2%. A footnote below reads "As a percentage of net assets on October 31, 1996."


"We've
tripled
our stake
in drug
stocks..."

Service companies: under the weather

In this mixed environment John Hancock Global Rx Fund had a good absolute result, although our relative performance wasn't as good as we would have hoped. For the 12 months ended October 31, 1996, the Fund's Class A and Class B shares posted total returns of 13.23% and 12.45% respectively, at net asset value. By comparison, the average health-care/biotechnology fund returned 19.12% for the same period, according to Lipper Analytical Services.1 Please see pages six and seven for longer-term performance information. Even though we have spent the last year rebalancing the portfolio to increase the Fund's exposure to drug and medical-device companies, we had less exposure than our peers. Stock prices for these two groups have gotten pricey as they've continued to perform well, so we've been adding them admittedly slowly. That cost us some performance because both of these sectors performed very well during the period. What's more, our relatively high cash balances, which stemmed from the strong inflow of funds, moderated overall returns.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers". The first listing is Sandoz AG followed by an up arrow and the phrase "Merger announcement boosts stock." The second listing is Medtronic followed by an up arrow and the phrase "New products enhance medical device franchise." The third listing is HCIA followed by a down arrow and the phrase "Disappointing third quarter results." Footnote below reads: "See Schedule of Investments. Investment holdings are subject to change."

In contrast, the service sector underperformed during the period. This area includes cost-efficient providers of medical services, like physician practice management companies and the technology-based health information systems companies. These stocks were under pressure during the July tech stock sell-off. That cost us, too, because some of our larger holdings are in these sectors. Some of them suffered not because their fundamentals changed, but simply because they were dragged down with the entire group. PhyCor, a solid physician practice management company, is a good example. Its strategy of helping doctors improve efficiency, often through consolidations, is working smoothly and earnings are on target. But problems among other management companies rippled throughout the sector, hurting PhyCor's stock. Another is HCIA, a technology company providing practitioners with huge medical and analytical databases. Its stock, which we sold during the period, plunged 50% after missing one quarter's earnings because of an acquisition that took longer than expected to absorb. Overall, we have reduced our stake in the service sector, particularly in health maintenance organizations (HMOs), nursing homes and home healthcare-related companies.

Investment themes

Long term, we continue to invest in companies that reflect our three investment themes, which are the efficient delivery of health care, new product opportunities and consolidation, an influential trend across many industry sectors. We believe that solid companies with strong management and leading market positions involved in these areas stand the best chance for superior growth over time.



Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1996." The chart is scaled in increments of 5% from bottom to top, with 20% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 13.23% total return for the John Hancock Global Rx Fund: Class A. The second represents the 12.45% total return for the John Hancock Global Rx Fund: Class B. The third represents the 19.12% total return for the average health-care/biotechnology fund. A footnote below reads: "Total returns for John Hancock Global Rx Fund are at net asset value with all distributions reinvested. The average health-care/biotechnology fund is tracked by Lipper Analytical Services. (1) See following two pages for historical performance information."

We've tripled our stake in drug stocks, from 10% of the Fund's net assets a year ago to 30% at the end of October. We continued to buy stock in Pfizer, which has a strong new product flow, including new cardiovascular and central nervous system drugs yet to be launched. Some of their existing drugs have been well received and approved for wider use, including two popular antibiotic and allergy drugs. One recent addition is the British drug company Zeneca Group, whose stock rose with the introduction of some new cancer-fighting drugs and which is also viewed as an attractive takeover candidate. Another U.K. addition is SmithKline Beecham, which has a strong vaccine program, including one for Lyme disease. We also did well with Sandoz, a Swiss drug company whose stock soared after its proposed merger with Swiss counterpart Ciba Geigy was announced. On the medical device side, we added to our position in Stryker, a leader in orthopedics, and added Medtronic, a well-managed company which has a strong new cardiovascular product line. We continue to keep a long-standing position in Boston Scientific, although we've recently taken some profits there.

Among health-care delivery companies, one of our favorites is drug distributor Cardinal Health, which has seen its earnings rise as it has increased the services it offers pharmacies and hospitals. It's a well-run company playing right into our themes of efficiency and service enhancement. It also has taken the upper hand in the consolidation move going on in the sector. Another is Omnicare, which provides pharmaceutical services to nursing home patients.

Prognosis

Our long-term outlook for health-care stocks remains positive. There's still plenty of room for the U.S. health-care system to trim its costs, which should provide opportunity for those companies involved in the process. With the graying of America, markets continue to grow at a rapid pace. That will keep demand for health-care services up and prompt even more advances in products and technology to serve them. Worldwide, as younger economies grow, their citizens, too, will seek expanded health-care coverage. Nearer term, the prospects will be shaped by the direction of interest rates, the growth of the economy and the health-care rhetoric coming out of Washington. If any combination of these factors drives health-care stock prices lower, we'll use the opportunity to buy shares in companies we like at better prices.

"With the
graying of
America,
markets
continue to
grow at a
rapid pace."

-------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Rx Fund. Total return is a performance measure that equals the sum of all income and capital gains distributions, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

CUMULATIVE TOTAL RETURNS

For the period ended September 30, 1996

                                      ONE       FIVE      LIFE OF
                                      YEAR      YEARS       FUND
                                   ---------  ----------  ----------
John Hancock Global
Rx Fund: Class A                     15.58%     163.98%    163.98%(1)
John Hancock Global
Rx Fund: Class B                     15.77%        N/A      54.59%(2)


AVERAGE ANNUAL TOTAL RETURNS

For the period ended September 30, 1996


                                      ONE       FIVE      LIFE OF
                                      YEAR      YEARS       FUND
                                   ---------  ----------  ----------
John Hancock Global
Rx Fund: Class A                     15.58%      21.43%      21.43%(1)
John Hancock Global
Rx Fund: Class B                     15.77%        N/A       18.47%(2)

Notes to Performance

(1) Class A shares started on October 1, 1991.

(2) Class B shares started on March 7, 1994.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Rx Fund would be worth on October 31, 1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance.

Global Rx Fund Fund
Class A shares

Line chart with the heading Global Rx Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Global Rx Fund, before sales charge, and is equal to $25,262 as of October 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund , after sales charge, on October 1, 1991 , and is equal to $23,991 as of October 31, 1996. The third line represents the Standard & Poor's 500 Stock Index and is equal to $20,857 as of October 31, 1996.


Global Rx Fund
Class B shares

Line chart with the heading Global Rx Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the Standard & Poor's 500 Stock Index and is equal to $16,155 as of October 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund, before sales charge, on March 7, 1994, and is equal to $14,315 as of October 31, 1996. The third line represents the value of the Global Rx Fund, after sales charge, and is equal to $14,015 as of October 31, 1996.



FINANCIAL STATEMENTS

John Hancock Funds - Global Rx Fund



Statement of Assets and Liabilities
October 31, 1996
----------------------------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $52,924,822)                                                     $  64,253,104
Joint repurchase agreement (cost - $11,583,000)                                           11,583,000
                                                                                       -------------
                                                                                          75,836,104
Cash                                                                                              60
Receivable for investments sold                                                            8,767,632
Receivable for shares sold                                                                   232,893
Interest receivable                                                                            1,782
Dividends receivable                                                                          26,711
Foreign tax receivable                                                                           726
Other assets                                                                                     576
                                                                                       -------------
Total Assets                                                                              84,866,484
----------------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                                          4,505,699
Payable for shares repurchased                                                                 9,188
Payable to John Hancock Advisers, Inc. and affiliates - Note B                               141,103
Accounts payable and accrued expenses                                                         71,188
                                                                                       -------------
Total Liabilities                                                                          4,727,178
----------------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                                           64,929,982
Accumulated net realized gain on investments and foreign currency transactions             3,881,993
Net unrealized appreciation of investments and foreign currency transactions              11,328,424
Accumulated net investment loss                                                       (        1,093)
                                                                                       -------------
Net Assets                                                                             $  80,139,306
====================================================================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no par value, respectively)
Class A - $42,618,133/1,697,188                                                               $25.11
====================================================================================================
Class B - $37,521,173/ 1,525,069                                                              $24.60
====================================================================================================
Maximum Offering Price Per Share *
Class A - ($25.11 x 105.26%)                                                                  $26.43
====================================================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the
Fund owns, is due and owes on October 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
---------------------------------------------------------------------------------------------------------
                                                                                            PERIOD FROM
                                                                                        SEPTEMBER 1, 1996
                                                                       YEAR ENDED         TO OCTOBER 31,
                                                                    AUGUST 31, 1996          1996 (1)
                                                                   -----------------    -----------------
Investment Income:
Interest                                                              $   512,036          $    89,971
Dividends (net of foreign withholding taxes of $5,733
and $1,067, respectively)                                                  95,414               33,675
                                                                      -----------          -----------
                                                                          607,450              123,646
                                                                      -----------          -----------
Expenses:
Investment management fee - Note B                                        457,352              112,225
Distribution/service fee - Note B
Class A                                                                   104,576               22,721
Class B                                                                   223,104               64,545
Transfer agent fee - Note B                                               167,783               45,598
Registration and filing fees                                               58,794               12,287
Custodian fee                                                              49,156               13,200
Advisory Board fee - Note B                                                32,500                5,714
Auditing fee                                                               31,530               19,842
Printing                                                                   16,573               13,437
Financial services fee - Note B                                             8,407                2,630
Organization expense - Note A                                               8,228                  675
Trustees' fees                                                              3,401                  528
Miscellaneous                                                               1,987                  200
Legal fees                                                                  1,447                  862
                                                                      -----------          -----------
Total Expenses                                                          1,164,838              314,464
------------------------------------------------------------------------------------------------------
Net Investment Loss                                                   (   557,388)        (    190,818)
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                                   3,587,850              294,185
Net realized gain (loss) on foreign currency transactions            (      1,045)        (        942)
Change in net unrealized appreciation/depreciation of investments       2,087,678         (  1,233,211)
Change in net unrealized appreciation/depreciation of foreign
currency transactions                                                       4,405         (      4,408)
                                                                      -----------          -----------
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions                                           5,678,888         (    944,376)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations       $ 5,121,500         ($ 1,135,194)
======================================================================================================

(1) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.






Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,                     PERIOD FROM
                                                       --------------------------------              SEPTEMBER 1, 1996
                                                              1995             1996               TO OCTOBER 31, 1996 (1)
                                                       --------------------------------   -----------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                    ($    506,007)     ($    557,388)              ($    190,818)
Net realized gain on investments sold and
foreign currency transactions                              1,224,533          3,586,805                     293,243
Change in net unrealized appreciation/depreciation
of investments and foreign currency transactions           5,931,154          2,092,083               (   1,237,619)
                                                        ------------       ------------                ------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                            6,649,680          5,121,500               (   1,135,194)
                                                        ------------       ------------                ------------
Distributions to Shareholders:
Distributions from net realized gain on investments
sold and foreign currency transactions
Class A -- (none, $0.1437, and none per share,
respectively)                                                     --      (     175,093)                         --
Class B -- (none, $0.1437, and none per share,
respectively)                                                     --      (      80,096)                         --
                                                        ------------       ------------                ------------
Total Distributions to Shareholders                               --      (     255,189)                         --
                                                        ------------       ------------                ------------
From Fund Share Transactions -- Net*                       4,364,193         43,402,980                   2,277,728
                                                        ------------       ------------                ------------
Net Assets:
Beginning of period                                       19,713,608         30,727,481                  78,996,772
                                                        ------------       ------------                ------------
End of period (including accumulated net investment
loss of none, $1,045 and $1,093, respectively)          $ 30,727,481       $ 78,996,772                $ 80,139,306
                                                        ============       ============                ============
* Analysis of Fund Share Transactions:



                                                           YEAR ENDED AUGUST 31,                               PERIOD FROM
                                               ---------------------------------------------------          SEPTEMBER 1, 1996
                                                          1995                        1996                 TO OCTOBER 31, 1996 (1)
                                               --------------------------   ------------------------  ---------------------------
                                                   SHARES        AMOUNT      SHARES          AMOUNT       SHARES           AMOUNT
                                               ------------    ----------   ---------      ---------    ----------       ---------
CLASS A
Shares sold                                       517,942     $ 9,800,086    2,278,174    $57,180,069     608,177     $16,260,917
Shares issued to shareholders in
reinvestment of distributions                          --              --        7,174        170,226          --              --
                                                  -------     -----------    ---------    -----------     -------     -----------
                                                  517,942       9,800,086    2,285,348     57,350,295     608,177      16,260,917
Less shares repurchased                        (  517,990)   (  9,686,022)  (1,746,628)  ( 43,511,318) (  578,604)   ( 15,504,567)
                                                  -------     -----------    ---------    -----------     -------     -----------

Net increase (decrease)                         (      48)    $   114,064      538,720    $13,838,977      29,573     $   756,350
                                                  =======     ===========    =========    ===========     =======     ===========
CLASS B
Shares sold                                       451,492     $ 8,376,819    1,739,644    $43,690,955     163,866     $ 4,526,283
Shares issued to shareholders in reinvestment
of distributions                                       --              --        3,211         75,464          --              --
                                                  -------     -----------    ---------    -----------     -------     -----------
                                                  451,492       8,376,819    1,742,855     43,766,419     163,866       4,526,283
Less shares repurchased                        (  219,936)   (  4,126,690)  (  572,508)  ( 14,202,416) (  105,746)   (  3,004,905)
                                                  -------     -----------    ---------    -----------     -------     -----------
Net increase                                      231,556     $ 4,250,129    1,170,347    $29,564,003      58,120     $ 1,521,378
                                                  =======     ===========    =========    ===========     =======     ===========

(1) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED AUGUST 31,                            PERIOD FROM
                                          -----------------------------------------------------------    SEPTEMBER 1, 1996
                                            1992(1)     1993         1994         1995          1996   TO OCTOBER 31, 1996 (9)
                                           -------     -------     --------      -------      -------  -----------------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period      $ 10.00      $ 13.34     $  13.38      $ 16.51       $ 21.61        $ 25.43
                                          -------      -------     --------      -------       -------        -------
Net Investment Loss                      (   0.03)    (   0.23)    (   0.32)    (   0.36)(2)  (   0.19)(2)   (   0.05)(2)
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                 3.37         0.27         3.45         5.46          4.15          (0.27)
                                          -------      -------     --------      -------       -------        -------
Total from Investment Operations             3.34         0.04         3.13         5.10          3.96          (0.32)
                                          -------      -------     --------      -------       -------        -------
Less Distributions:
Distributions from Net Realized Gain
on Investments Sold and Foreign
Currency Transactions                          --           --           --           --      (   0.14)            --
                                          -------      -------     --------      -------       -------        -------
Net Asset Value, End of Period            $ 13.34      $ 13.38     $  16.51      $ 21.61       $ 25.43        $ 25.11
                                          =======      =======     ========      =======       =======        =======
Total Investment Return at Net Asset
Value (3)                                   33.40%(4)     0.30%       23.39%       30.89%        18.39%       (  1.26%)(4)
Total Adjusted Investment Return
at Net Asset Value (3)(5)                   32.11%(4)     0.04%          --           --            --             --

Ratios and Supplemental Data
Net Assets, End of Period
(000's omitted)                          $ 14,702      $15,647     $ 18,643      $24,394       $42,405        $42,618
Ratio of Expenses to Average
Net Assets                                   1.98%(6)     2.50%        2.55%        2.56%         1.80%          1.92%(6)
Ratio of Adjusted Expenses
to Average Net Assets (7)                    3.39%(6)     2.76%          --           --            --             --
Ratio of Net Investment Loss
to Average Net Assets                     (  0.51%)(6) (  1.67%)    (  2.01%)    (  1.99%)     (  0.75%)      (  1.04%)(6)
Ratio of Adjusted Net Investment Loss
to Average Net Assets (7)                 (  1.92%)(6) (  1.93%)         --           --            --             --
Portfolio Turnover Rate                        48%          93%          52%          38%           68%            24%
Average Broker Commission Rate (8)            N/A          N/A          N/A          N/A       $0.0181        $0.0726
Fee reduction per share                   $ 0.085      $ 0.035           --           --            --             --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated:
net investment loss, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Financial Highlights (continued)
-----------------------------------------------------------------------------------------

                                                     YEAR ENDED AUGUST 31,             PERIOD FROM
                                            --------------------------------------  SEPTEMBER 1, 1996
                                              1994(1)        1995          1996    TO OCTOBER 31, 1996(9)
                                             -------        -------       -------  ----------------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period         $ 17.29        $ 16.46       $ 21.35        $ 24.94
                                             -------        -------       -------        -------
Net Investment Loss (2)                     (   0.17)      (   0.55)     (   0.34)      (   0.08)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions                                (   0.66)          5.44          4.07       (   0.26)
                                             -------        -------       -------        -------
Total from Investment Operations            (   0.83)          4.89          3.73       (   0.34)
                                             -------        -------       -------        -------
Less Distributions:
Distributions from Net Realized Gain
on Investments Sold and Foreign
Currency Transactions                             --             --      (   0.14)            --
                                             -------        -------       -------        -------
Net Asset Value, End of Period               $ 16.46        $ 21.35        $24.94         $24.60
                                             =======        =======       =======        =======
Total Investment Return at Net
Asset Value (3)                              (  4.80%)(4)     29.71%        17.53%       (  1.36%)(4)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)    $ 1,071        $ 6,333       $36,591        $37,521
Ratio of Expenses to Average Net Assets         3.34%(6)       3.45%         2.42%          2.62%(6)
Ratio of Net Investment Loss
to Average Net Assets                        (  2.65%)(6)   (  2.91%)     (  1.33%)      (  1.74%)(6)
Portfolio Turnover Rate                           52%            38%           68%            24%
Average Broker Commission Rate (8)               N/A            N/A       $0.0181        $0.0726

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6) Annualized.

(7) Unreimbursed, without fee reduction.

(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(9) Effective October 31, 1996, the fiscal period changed from August 31 to October 31.

See notes to financial statements.





Schedule of Investments
October 31, 1996
-------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Global Rx Fund on October 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                            NUMBER OF          MARKET
ISSUER, DESCRIPTION                           SHARES            VALUE
-------------------                         ---------         -------
COMMON STOCKS
Drugs - Biotechnology (6.61%)
Affymetrix, Inc.*                             33,000      $   602,250
Amgen, Inc.*                                  25,000        1,531,250
ArQule, Inc.*                                 25,000          300,000
Biogen, Inc.*                                  5,000          372,500
Ligand Pharmaceuticals (Class B)*              5,000           61,875
Myriad Genetics, Inc.*                         5,000          123,750
PathoGenesis Corp.*                           27,000          560,250
Serologicals Corp.*                           55,000        1,595,000
Transkaryotic Therapies, Inc.*                10,000          146,250
                                                          -----------
                                                            5,293,125
                                                          -----------
Drugs - Generic (1.98%)
Dura Pharmaceuticals, Inc.*                   46,000        1,587,000
                                                          -----------
Drugs - Major (21.32%)
Abbott Laboratories                            5,000          253,125
American Home Products Corp.                  22,000        1,347,500
Bristol-Myers Squibb Co.                       5,000          528,750
Johnson & Johnson                             35,000        1,723,750
Lilly, (Eli) & Co.                            26,000        1,833,000
Merck & Co., Inc.                             20,000        1,482,500
Pfizer, Inc.                                  23,000        1,903,250
Roche Holding AG (Switzerland)                   100          756,329
Sandoz AG American Depositary
Receipt (ADR) (Switzerland)                   28,000        1,624,000
Schering-Plough Corp.                         10,000          640,000
SmithKline Beecham PLC (ADR)
(United Kingdom)                              27,000        1,690,875
Warner-Lambert Co.                            25,000        1,590,625
Zeneca Group PLC (ADR)
(United Kingdom)                              21,000        1,711,500
                                                          -----------
                                                           17,085,204
                                                          -----------
Drugs & Sundries -- Wholesale (3.77%)
AmeriSource Health Corp. (Class A)*           25,000        1,059,375
Cardinal Health, Inc.                         25,000        1,962,500
                                                          -----------
                                                            3,021,875
                                                          -----------
Healthcare - Alternate Site (8.55%)
Assisted Living Concepts Inc.*                54,000          877,500
HEALTHSOUTH Corp.*                            55,000        2,062,500
National Surgery Centers, Inc.*               30,000          780,000
Renal Treatment Centers, Inc.*                37,500        1,003,125
Sterling House Corp.*                         10,000          126,250
Total Renal Care Holdings, Inc.*              35,000        1,365,000
Vivra, Inc.*                                  20,000          637,500
                                                          -----------
                                                            6,851,875
                                                          -----------
Healthcare - Management (4.38%)
CRA Managed Care, Inc.*                       32,000        1,608,000
OccuSystems, Inc.*                            17,000          465,375
PhyCor, Inc.*                                 47,000        1,439,375
                                                          -----------
                                                            3,512,750
                                                          -----------
Healthcare - Software/Services (9.17%)
Cohr, Inc.*                                   18,000          441,000
HBO & Co.                                     29,000        1,740,000
Health Management Systems, Inc.*              33,000          767,250
HPR Inc.*                                     80,000        1,100,000
MDL Information Systems, Inc.*                27,700          415,500
Parexel International Corp.*                  35,000        1,706,250
Quintiles Transnational Corp.*                18,000        1,179,000
                                                          -----------
                                                            7,349,000
                                                          -----------
Healthcare - Supplies (5.93%)
NCS HealthCare, Inc. (Class A)*               40,000        1,205,000
Omnicare, Inc.                                65,000        1,771,250
Schein (Henry), Inc.*                         40,000        1,585,000
Suburban Ostomy Supply Co., Inc.*             16,000          194,000
                                                          -----------
                                                            4,755,250
                                                          -----------
Hospital Management (2.66%)
EmCare Holdings Inc.*                         15,000          367,500
Health Management Associates, Inc.
(Class A) *                                   80,000        1,760,000
                                                          -----------
                                                            2,127,500
                                                          -----------
Medical Devices and Products (14.89%)
Boston Scientific Corp.*                      18,000          978,750
CN Biosciences, Inc.*                         25,000          378,125
Dionex Corp.*                                  5,000          191,250
Esaote S.p.A.(ADR) (Italy)* (R)               10,000          333,400
ESC Medical Systems Ltd. (Israel)*            29,000          797,500
Gargoyles, Inc.*                              10,000          130,000
IDEXX Laboratories, Inc.*                     41,000        1,599,000
Medtronic, Inc.                               26,000        1,673,750
Molecular Devices Corp.*                      35,000          485,625
Nitinol Medical Technologies, Inc.*           26,000          273,000
Physio-Control International Corp.*           38,750          755,625
Sigma-Aldrich Corp.                           10,000          585,000
Stryker Corp.                                 51,000        1,517,250
US Surgical Corp.                             20,000          837,500
Waters Corp.*                                 45,000        1,395,000
                                                          -----------
                                                           11,930,775
                                                          -----------
Nursing Homes (0.92%)
Health Care and Retirement Corp.*             30,000          738,750
                                                          -----------
TOTAL COMMON STOCKS
(Cost $52,924,822)                            (80.18%)     64,253,104
                                               -----      -----------

                                 INTEREST    PAR VALUE        MARKET
                                   RATE   (000'S OMITTED)      VALUE
                                 -------- ---------------    -------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (14.45%)
Investment in a joint repurchase
agreement transaction with
SBC Capital Markets Inc.
Dated 10-31-96, due
11-01-96 (secured by
U.S. Treasury Bonds, 7.25%
due 5-15-16; and 6.25%,
due 08-15-23) - Note A             5.540%    $11,583      $11,583,000
                                                          -----------
TOTAL SHORT-TERM INVESTMENTS                 ( 14.45%)     11,583,000
                                               -----      -----------
TOTAL INVESTMENTS                            ( 94.63%)    $75,836,104
                                               =====      ===========

*   Non-income producing security.

(R) Security is exempt from registration under Rule 144A of the Securities
    Act of 1933. This security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $333,400 as of October 31, 1996.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration (Unaudited)
----------------------------------------------------------------------------------------------------
The Global Rx Fund invests primarily in equity securities of issuers in the health care industry in the
United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investment at October 31, 1996 assigned to the various country categories.

                                                                          MARKET VALUE
                                                                       AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                                                    NET ASSETS
-----------------------                                                -----------------
Israel                                                                       0.99%
Italy                                                                        0.42
Switzerland                                                                  2.97
United Kingdom                                                               4.25
United States                                                               86.00
                                                                            -----
TOTAL INVESTMENTS                                                           94.63%
                                                                            =====

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Global Rx Fund (the "Fund"), John Hancock Pacific Basin Equities Fund and John Hancock Global Marketplace Fund. On May 21, 1996, the Board of Trustees voted to change the fiscal period end from August 31 to October 31. This change was effective October 31, 1996. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in stocks of foreign and U.S. health care companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities traded on NASDAQ are valued at last available bid price. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of the Fund.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than the offset by the currency amount of the underlying transaction.

There were no open forward foreign currency contracts at October 31, 1996.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At October 31, 1996, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended
October 31, 1996.

NOTE B ---
MANAGEMENT FEE, ADMINISTRATIVE SERVICES
AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc.
("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended October 31, 1996, net sales charges received with regard to Class A shares amounted to $105,287. Out of this amount, $36,747 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $48,489 was paid as sales commissions to sales personnel of unrelated broker-dealers and $20,051 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and
Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock
Freedom Securities Corporation and its subsidiaries, which include
Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $24,381.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

On March 5, 1996 the Board of Trustees approved retroactively to January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At October 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $86.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended October 31, 1996, aggregated $17,137,891 and $21,107,143 respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1996.

The cost of investments owned at October 31, 1996 (including the joint repurchase agreement) for federal income tax purposes was $64,507,822. Gross unrealized appreciation and depreciation of investments aggregated $12,154,080 and $825,798 respectively, resulting in net unrealized appreciation of $11,328,282.



NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended October 31, 1996, the Fund has reclassified amounts to reflect an increase in accumulated net realized gain on investments of $942, a decrease in accumulated net investment loss of $190,770 and a decrease in capital paid-in of $191,712. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders of John Hancock Global Rx Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Rx (the "Fund") (a series of John Hancock World Fund) at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

December 12, 1996


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended October 31, 1996.

The Fund has not paid any distributions of ordinary income dividends or net long-term capital gains during the fiscal year ended October 31, 1996. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

None of the distributions qualify for the dividends received deduction available to corporations.



NOTES

John Hancock Funds - Global Rx Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Global Rx Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



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This report is for the information of shareholders of the John
Hancock Global Rx Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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